CONSOLIDATED STATEMENTS OF CASH FLOWS FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares issued under subscription agreement (in shares)	[1]	38,879	226,850	98,857
Amount of shares issued under subscription agreement		$ 9,121,000	$ 46,298,000	$ 7,770,000
Property and equipment, financed with trade payables		10,129,000	1,515,000	2,179,000
Payment for property and equipment		1,515,000	2,179,000	4,316,000
Advanced paid for property and equipment		0	0	1,862,000
Advances reclassified from other receivables				30,661,000
Intangibles assets financed with trade payables		3,662,000	$ 285,000	0
Payments related to intangible assets acquired		$ 285,000		$ 217,000
Hybrido Worldwide
Number of shares issued under subscription agreement (in shares)		10,088	10,842
Amount of shares issued under subscription agreement		$ 2,149,000	$ 2,372,000
Walmeric
Number of shares issued under subscription agreement (in shares)		7,032
Amount of shares issued under subscription agreement		$ 2,100,000
Grupo ASSA
Number of shares issued under subscription agreement (in shares)		20,918
Amount of shares issued under subscription agreement		$ 3,618,000
Giant Monkey Robot
Number of shares issued under subscription agreement (in shares)		5,551
Amount of shares issued under subscription agreement		$ 1,123,000
BlueCap
Number of shares issued under subscription agreement (in shares)		189,287
Amount of shares issued under subscription agreement		$ 40,354,000

[1]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.